Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales	$ 1,720,273	$ 2,376,225	$ 2,114,872
Cost of sales	1,503,647	2,050,249	1,841,243
Gross profit	216,626	325,976	273,629
Selling, general, and administrative expenses	266,164	292,464	250,239
Income (loss) from operations	(49,538)	33,512	23,390
Interest income	1,164	1,079	1,124
Interest expense	(685)	(612)	(664)
Other income, net	5,280	1,758	5,320
Impairment of equity method investment	(2,281)
Income (loss) from equity method investment		(7,374)	3,197
Gain from sales of investment	1,669
Gain from disposal of a subsidiary		2,043
Change in fair value of warrants liabilities	1,063	61
Income (loss) before provision for income taxes	(43,328)	30,467	32,367
Provision for (benefit from) income taxes	14,101	(5,795)	1,941
Net income (loss)	$ (57,429)	$ 36,262	$ 30,426
Basic earnings (loss) per share (in Dollars per share)	$ (0.15)	$ 0.1	$ 0.08
Diluted earnings (loss) per share (in Dollars per share)	$ (0.15)	$ 0.08	$ 0.08
Weighted average shares used in computation of earnings (loss) per share:
Basic (in Shares)	373,067	366,651	363,326
Diluted (in Shares)	373,067	432,250	385,013